Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of comprehensive income [abstract]
Net earnings	$ 105.0	$ 136.3	$ 66.9
Items that will not be reclassified to net earnings:
Gains (losses) on pension and non-pension post-employment benefit plans (note 19)	(18.2)	17.1	(7.0)
Items that may be reclassified to net earnings:
Currency translation differences for foreign operations	0.7	0.0	(1.7)
Changes from derivatives designated as hedges	17.3	8.1	(6.1)
Total comprehensive income	$ 104.8	$ 161.5	$ 52.1